Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payments [Abstract]
Schedule of Share Options to be Exercised	There are caps for share options to be exercised in the periods as specified as below:
Vesting period of the relevant percentage of the options	Cap of options exercisable
After 6 months since the Listing Date	1% of the total shares
After 12 months since the Listing Date	2% of the total shares
After 18 months since the Listing Date	2.5% of the total shares
After 24 months since the Listing Date	3% of the total shares

Schedule of Lists the Inputs to the Model Used	The following table lists the inputs to the model used:
Assumptions	Inputs
Dividend yield (%)	0%
Expected volatility (%) (note)	49%
Risk-free interest rate (%)	0.36%
Suboptimal factor	2.5
Forfeiture rate	0%
Option life (years)	4.78
Share price (US$ per share)	8.67
Note:	Expected volatility is determined by reference to a peer group of publicly traded companies. No other feature of the options granted was incorporated into the measurement of fair value.

The following table lists the inputs to the model used:
Assumptions	Inputs
Dividend yield (%)	0%
Expected volatility (%) (note)	50%
Risk-free interest rate (%)	0.88%
Suboptimal factor	1.0 - 2.5
Forfeiture rate	0%
Option life (years)	10
Share price (US$ per share)	9.03

Schedule of Weighted Average Exercise Price and Share Options	The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:
	2023 WAEP US$	2023 Number of options	2022 WAEP US$	2022 Number of options
At January 1	8.46	887,002	8.46	887,002
Granted during the year	—	—	—	—
Forfeited during the year	—	—	—	—
Exercised during the year	—	—	—	—
Expired during the year	—	—	—	—
At December 31	8.46	887,002	8.46	887,002
The following share options and restricted shares were outstanding under the 2020 ESOP Plan during the year:
	2023 WAEP US$	2023 Numbers of options	2023 Number of restricted shares	2022 WAEP US$	2022 Numbers of options	2022 Number of restricted shares
At January 1, 2023	0.01	1,125,334	101,666	0.01	1,125,334	101,666
Granted during the year	—	—	—	—	—	—
Forfeited during the year	—	—	—	—	—	—
Exercised during the year	—	—	—	—	—	—
Expired during the year	—	—	—	—	—	—
At December 31, 2023	0.01	1,125,334	101,666	0.01	1,125,334	101,666

Schedule of Share Options Outstanding	The exercise prices and exercise periods of the share options outstanding as at the end of the reporting period are as follows:
	2023	2022
Exercise period	Number of options	Number of options	Exercise price US$
July 12, 2021 – January 12, 2025	295,667	295,667	8.46
January 12, 2022 – January 12, 2025	295,667	295,667	8.46
July 12, 2022 – January 12, 2025	147,834	147,834	8.46
January 12, 2023 – January 12, 2025	147,834	147,834	8.46
	887,002	887,002
The exercise prices and exercise periods of the share options and restricted shares outstanding as at the end of the reporting period are as follows:
Exercise period	2023 Number of options	2023 Number of restricted shares	2022 Number of options	2022 Number of restricted shares	Exercise price US$
October 1, 2021 – October 30, 2030	562,666	50,832	562,666	50,832	0.01
October 1, 2022 – October 30, 2030	337,600	30,500	337,600	30,500	0.01
October 1, 2023 – October 30, 2030	112,534	10,167	112,534	10,167	0.01
October 1, 2024 – October 30, 2030	112,534	10,167	112,534	10,167	0.01
	1,125,334	101,666	1,125,334	101,666